Accounts Receivable (Tables)	9 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables

	Notes	March 31, 2023	June 30, 2022
		$	$
Trade receivables, net (1)	30(a)	35,016	28,665
Sales taxes receivable		1,214	3,137
Lease receivable	30(a)	2,094	1,883
Consideration receivable from divestiture		—	2,361
Government grant receivable	5	1,913	6,088
Consideration receivable from sale of facility		—	3,800
Other receivables, net (1) (2)		1,071	1,061
		41,308	46,995
(1)    Refer to (Note 30(a)) for credit risk loss provisions.
(2) Includes interest receivable from the convertible debenture investments (Note 6).